UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.

Date of Report (Date of earliest event reported):
Commission File Number of securitizer:
Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000807641

Angel Oak Mortgage Trust 2026-5
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:

Garrett Wallace, (212) 357-0655
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G.  Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: August 26, 2026

GS Mortgage Securities Corp.
(Depositor)

By:	/s/ Garrett Wallace
Name: Garrett Wallace
Title: Vice President

EXHIBIT INDEX

Exhibit Number

99.1 Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Data Compare
Schedule 3 – Rating Agency Grades
Schedule 4 – Exception Grades
Schedule 5 – Valuation Summary
Schedule 6 – Data Compare Summary

99.2 Disclosures required by Rule 15Ga-2 for Canopy Financial Technology Partners, LLC

Schedule 1 –Executive Summary/Narrative
Schedule 2 –Rating Agency Grades Detail Report
Schedule 3 –Rating Agency Grades Summary Report
Schedule 4 – Valuation Report
Schedule 5 –Data Compare Report

99.3 Disclosures required by Rule 15Ga-2 for Clarifii LLC

Schedule 1 –Executive Summary/Narrative
Schedule 2 –Valuation Report
Schedule 3 –Rating Agency Grades Summary Report
Schedule 4 – Rating Agency Grades Detail Report
Schedule 5 – Data Compare Report

99.4 Disclosures required by Rule 15Ga-2 for Clayton Services, LLC

Schedule 1 –Executive Summary/Narrative
Schedule 2 –Conditions Detail
Schedule 3 –Loan Grades
Schedule 4 – Valuations Summary
Schedule 5 –Loan Level Tape Compare

99.5 Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1 –Executive Summary/Narrative
Schedule 2 –Data Compare Report
Schedule 3 –Due Diligence Standard Report
Schedule 4 – Rating Agency Grades Summary Report
Schedule 5 –CA Valuations Report

99.6 Disclosures required by Rule 15Ga-2 for Incenter Diligence Solutions

Schedule 1 –Executive Summary/Narrative
Schedule 2 –Exception Report
Schedule 3 –Rating Agency Grades
Schedule 4 – Final Tape Compare
Schedule 5 –Valuation Summary

99.7 Disclosures required by Rule 15Ga-2 for Infinity IPS, Inc.

Schedule 1 –Executive Summary/Narrative
Schedule 2 –Rating Agency Grade
Schedule 3 –Loan Level Exception
Schedule 4 – Individual Exception
Schedule 5 –Valuation
Schedule 6 – Data Compare

99.8 Disclosures required by Rule 15Ga-2 for Maxwell Diligence Solutions, LLC

Schedule 1 –Executive Summary/Narrative
Schedule 2 –Standard Exceptions Report
Schedule 3 –Grading Report
Schedule 4 – Valuation Report
Schedule 5 –Data Compare Report

99.9 Disclosures required by Rule 15Ga-2 for Selene Diligence LLC

Schedule 1 –Executive Summary/Narrative
Schedule 2 –Rating Agency Grades Summary
Schedule 3 –Standard Findings Report
Schedule 4 – Valuation Report
Schedule 5 – Data Compare Report